ORGANIZATION AND BUSINESS DESCRIPTION - Holding companies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ORGANIZATION AND BUSINESS DESCRIPTION
Other receivable	$ 198,611	$ 2,197
Deferred initial public offering costs		118,103
Due to related parties	$ 141,235	$ 417,557
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Property and equipment, net	$ 194,878	$ 54,486
Taxes payable	3,274,881	2,579,976
Revenue	71,452,736	58,546,729	$ 49,233,547
Operating expenses	2,587,180	1,961,214	1,487,654
Net loss	4,021,848	4,565,968	4,904,550
Consolidated Entity, Excluding VIE
ORGANIZATION AND BUSINESS DESCRIPTION
Cash	1,665,833	8,961
Other receivable	7,729	23,000
Deferred initial public offering costs		12,875
Due to related parties	198,611	277,586
Property and equipment, net	1,270
Other payable and accrued liabilities	9,044	42,457
Revenue	0	0	0
Operating expenses	869,062	385,098	18,350
Net loss	869,062	385,098	$ 18,350
Consulting fee receivables	$ 4,900,000	$ 4,900,000